SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.7%

Communication Services — 8.2%
Alphabet Inc, Cl A	49,563	$7,664
Alphabet Inc, Cl C	40,494	6,326
AT&T Inc	47,077	1,331
Atlanta Braves Holdings Inc, Cl C *	1,938	78
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	21
Cardlytics Inc *	761	1
Cars.com Inc *	4,178	47
Charter Communications Inc, Cl A *	277	102
Cogent Communications Holdings Inc	148	9
Comcast Corp, Cl A	21,130	780
EchoStar Corp, Cl A *	1,124	29
Electronic Arts Inc	4,883	706
EverQuote Inc, Cl A *	1,468	38
EW Scripps Co/The, Cl A *	3,299	10
Fox Corp, Cl A	1,372	78
Getty Images Holdings Inc *	46,916	81
IAC Inc *	376	17
IMAX Corp *	2,244	59
Interpublic Group of Cos Inc/The	31,640	859
Iridium Communications Inc	366	10
John Wiley & Sons Inc, Cl A	236	11
Liberty Broadband Corp, Cl A *	81	7
Liberty Broadband Corp, Cl C *	343	29
Liberty Media Corp-Liberty Live, Cl C *	59	4
Madison Square Garden Entertainment Corp, Cl A *	697	23
Madison Square Garden Sports Corp *	39	8
Magnite Inc *	2,551	29
Match Group Inc *	1,841	57
MediaAlpha Inc, Cl A *	8,359	77
Meta Platforms Inc, Cl A	18,653	10,751
Netflix Inc *	3,292	3,070
New York Times Co/The, Cl A	439	22
News Corp, Cl A	829	23
Nexstar Media Group Inc, Cl A	94	17
Omnicom Group Inc	5,611	465
Paramount Global, Cl B	7,304	87
Pinterest Inc, Cl A *	3,339	104
ROBLOX Corp, Cl A *	2,100	122
Shutterstock Inc	205	4
Sirius XM Holdings Inc	910	21
Sphere Entertainment Co *	697	23
Spotify Technology SA *	500	275
Take-Two Interactive Software Inc *	604	125
TEGNA Inc	3,052	56
TKO Group Holdings Inc, Cl A *	780	119
T-Mobile US Inc	2,550	680
Toro Combineco Inc *	1,986	29
Trade Desk Inc/The, Cl A *	862	47
TripAdvisor Inc *	1,712	24
Verizon Communications Inc	56,628	2,569

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vimeo Inc *	610	$3
Walt Disney Co/The	21,958	2,167
Warner Bros Discovery Inc *	4,164	45
Yelp Inc, Cl A *	1,355	50
Ziff Davis Inc *	2,547	96
ZoomInfo Technologies Inc, Cl A *	2,021	20

		39,506
Consumer Discretionary — 10.7%
1-800-Flowers.com Inc, Cl A *	3,668	22
Abercrombie & Fitch Co, Cl A *	788	60
Academy Sports & Outdoors Inc	2,047	93
Acushnet Holdings Corp	987	68
Adient PLC *	732	9
ADT Inc	4,942	40
Adtalem Global Education Inc *	2,101	211
Advance Auto Parts Inc	317	12
Airbnb Inc, Cl A *	805	96
Amazon.com Inc *	81,016	15,414
American Eagle Outfitters Inc	3,416	40
APTIV PLC *	1,850	110
Aramark	260	9
Asbury Automotive Group Inc *	70	15
AutoNation Inc *	649	105
AutoZone Inc *	235	896
Bath & Body Works Inc	638	19
Best Buy Co Inc	1,309	96
Birkenstock Holding Plc *	1,800	83
Bloomin' Brands Inc	2,259	16
Booking Holdings Inc	418	1,926
Boot Barn Holdings Inc *	199	21
BorgWarner Inc	321	9
Bright Horizons Family Solutions Inc *	76	10
Brinker International Inc *	1,180	176
Brunswick Corp/DE	839	45
Buckle Inc/The	1,885	72
Burlington Stores Inc *	482	115
Capri Holdings Ltd *	1,319	26
CarMax Inc *	1,086	85
Carnival Corp *	10,223	200
Carter's Inc	471	19
Carvana Co, Cl A *	574	120
Cavco Industries Inc *	60	31
Chipotle Mexican Grill Inc, Cl A *	11,600	582
Choice Hotels International Inc	113	15
Columbia Sportswear Co	891	67
Coursera Inc *	15,856	106
Cracker Barrel Old Country Store Inc	323	13
Crocs Inc *	1,116	119
Dana Inc	2,660	35
Darden Restaurants Inc	705	146
Dave & Buster's Entertainment Inc *	1,283	23
Deckers Outdoor Corp *	2,634	295
Denny's Corp *	2,500	9

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Designer Brands Inc, Cl A	3,316	$12
Dick's Sporting Goods Inc	430	87
Dillard's Inc, Cl A	45	16
Domino's Pizza Inc	33	15
DoorDash Inc, Cl A *	779	142
Dorman Products Inc *	128	15
DR Horton Inc	589	75
eBay Inc	10,927	740
Etsy Inc *	1,162	55
Expedia Group Inc *	389	65
Five Below Inc *	410	31
Floor & Decor Holdings Inc, Cl A *	232	19
Foot Locker Inc *	1,308	18
Ford Motor Co	10,620	107
Fox Factory Holding Corp *	749	17
Frontdoor Inc *	251	10
GameStop Corp, Cl A *	2,040	46
Gap Inc/The	4,661	96
Garmin Ltd	418	91
General Motors Co	2,770	130
Gentex Corp	440	10
Gentherm Inc *	184	5
Genuine Parts Co	67	8
Global Business Travel Group I *	11,930	87
Goodyear Tire & Rubber Co/The *	989	9
Graham Holdings Co, Cl B	78	75
Grand Canyon Education Inc *	121	21
Group 1 Automotive Inc	86	33
H&R Block Inc	2,109	116
Hanesbrands Inc *	13,319	77
Hasbro Inc	2,632	162
Helen of Troy Ltd *	57	3
Hilton Grand Vacations Inc *	3,016	113
Hilton Worldwide Holdings Inc	6,486	1,476
Home Depot Inc/The	10,369	3,800
Hyatt Hotels Corp, Cl A	135	17
Installed Building Products Inc	125	21
iRobot Corp *	1,013	3
Jack in the Box Inc	658	18
Johnson Outdoors Inc, Cl A	659	16
KB Home	1,621	94
Kohl's Corp	1,859	15
Kontoor Brands Inc	1,282	82
La-Z-Boy Inc, Cl Z	1,597	62
LCI Industries	483	42
Lear Corp	3,782	334
Leggett & Platt Inc	222	2
Lennar Corp, Cl B	122	13
LGI Homes Inc *	127	8
Lithia Motors Inc, Cl A	296	87
LKQ Corp	317	13
Lowe's Cos Inc	7,273	1,696
Lucid Group Inc *	33,236	80

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	245	$69
M/I Homes Inc *	198	23
Macy's Inc	4,042	51
Malibu Boats Inc, Cl A *	202	6
Marriott International Inc/MD, Cl A	3,599	857
Marriott Vacations Worldwide Corp	394	25
Mattel Inc *	711	14
McDonald's Corp	9,415	2,941
Meritage Homes Corp	1,588	113
Mohawk Industries Inc *	127	15
Monro Inc	626	9
Murphy USA Inc	263	124
National Vision Holdings Inc *	447	6
Newell Brands Inc	605	4
NIKE Inc, Cl B	4,250	270
Nordstrom Inc	3,866	95
Norwegian Cruise Line Holdings Ltd *	5,839	111
NVR Inc *	13	94
ODP Corp/The *	283	4
Ollie's Bargain Outlet Holdings Inc *	212	25
O'Reilly Automotive Inc *	183	262
Oxford Industries Inc	665	39
Papa John's International Inc	151	6
Peloton Interactive Inc, Cl A *	2,845	18
Penske Automotive Group Inc	624	90
Petco Health & Wellness Co Inc, Cl A *	27,348	83
Phinia Inc	64	3
Planet Fitness Inc, Cl A *	173	17
Polaris Inc	966	40
PulteGroup Inc	871	90
PVH Corp	108	7
Ralph Lauren Corp, Cl A	690	152
Revolve Group Inc, Cl A *	2,223	48
RH *	45	11
Rivian Automotive Inc, Cl A *	1,274	16
Ross Stores Inc	857	110
Royal Caribbean Cruises Ltd	2,969	610
Sabre Corp *	506	1
Sally Beauty Holdings Inc *	2,794	25
Service Corp International/US	250	20
Shake Shack Inc, Cl A *	157	14
Signet Jewelers Ltd	2,402	139
Six Flags Entertainment Corp	144	5
Sleep Number Corp *	1,033	7
Sonos Inc *	7,451	80
Standard Motor Products Inc	943	24
Starbucks Corp	15,798	1,550
Steven Madden Ltd	1,178	31
Stitch Fix Inc, Cl A *	1,021	3
Strategic Education Inc	331	28
Stride Inc *	348	44
Tapestry Inc	2,803	197
Taylor Morrison Home Corp, Cl A *	1,595	96

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tempur Sealy International Inc	2,272	$136
Tesla Inc *	24,339	6,308
Texas Roadhouse Inc, Cl A	561	93
Thor Industries Inc	106	8
TJX Cos Inc/The	6,080	741
Toll Brothers Inc	269	28
TopBuild Corp *	315	96
Topgolf Callaway Brands Corp *	2,383	16
Tractor Supply Co	11,885	655
Travel + Leisure Co	307	14
Tri Pointe Homes Inc *	3,236	103
Udemy Inc *	3,378	26
Ulta Beauty Inc *	279	102
Under Armour Inc, Cl C *	556	3
United Parks & Resorts Inc *	251	11
Upbound Group Inc, Cl A	1,764	42
Urban Outfitters Inc *	417	22
Vail Resorts Inc	46	7
Valvoline Inc *	11,437	398
VF Corp	4,023	62
Victoria's Secret & Co *	212	4
Visteon Corp *	85	7
Wayfair Inc, Cl A *	320	10
Wendy's Co/The	11,419	167
Whirlpool Corp	638	58
Williams-Sonoma Inc	320	51
Wingstop Inc	363	82
Winnebago Industries Inc	191	7
Wolverine World Wide Inc	1,511	21
Wyndham Hotels & Resorts Inc	189	17
YETI Holdings Inc *	2,684	89
Yum! Brands Inc	8,356	1,315

		51,485
Consumer Staples — 5.3%
Andersons Inc/The	338	15
Archer-Daniels-Midland Co	5,103	245
B&G Foods Inc	862	6
BellRing Brands Inc *	136	10
Beyond Meat Inc *	166	1
Bunge Global SA	929	71
Calavo Growers Inc	571	14
Campbell Soup Co	10,354	413
Casey's General Stores Inc	65	28
Chefs' Warehouse Inc/The *	1,366	74
Church & Dwight Co Inc	1,025	113
Clorox Co/The	2,716	400
Coca-Cola Co/The	48,833	3,497
Colgate-Palmolive Co	3,661	343
Conagra Brands Inc	3,435	92
Costco Wholesale Corp	3,455	3,268
Coty Inc, Cl A *	1,026	6
Darling Ingredients Inc *	716	22
Dollar General Corp	752	66

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dollar Tree Inc *	1,320	$99
Edgewell Personal Care Co	310	10
elf Beauty Inc *	1,327	83
Energizer Holdings Inc	231	7
Estee Lauder Cos Inc/The, Cl A	2,390	158
Flowers Foods Inc	555	11
Fresh Del Monte Produce Inc	1,442	44
General Mills Inc	13,887	830
Hain Celestial Group Inc/The *	461	2
Herbalife Ltd *	1,088	9
Hershey Co/The	2,295	393
HF Foods Group Inc *	2,213	11
Hormel Foods Corp	4,797	148
Ingredion Inc	1,110	150
J M Smucker Co/The	4,144	491
Kellanova	1,258	104
Keurig Dr Pepper Inc	25,092	859
Kimberly-Clark Corp	6,484	922
Kraft Heinz Co/The	3,923	119
Kroger Co/The	1,941	131
Lamb Weston Holdings Inc	594	32
McCormick & Co Inc/MD	5,832	480
Medifast Inc *	71	1
Mondelez International Inc, Cl A	17,402	1,181
Monster Beverage Corp *	889	52
National Beverage Corp	344	14
PepsiCo Inc	19,480	2,921
PriceSmart Inc	179	16
Procter & Gamble Co/The	18,385	3,133
Simply Good Foods Co/The *	2,805	97
SpartanNash Co	1,252	25
Sprouts Farmers Market Inc *	623	95
Sysco Corp	1,432	107
Target Corp	6,577	686
TreeHouse Foods Inc *	237	6
Tyson Foods Inc, Cl A	1,410	90
US Foods Holding Corp *	2,211	145
Vita Coco Co Inc/The *	1,354	42
Vital Farms Inc *	3,246	99
Walgreens Boots Alliance Inc	14,575	163
Walmart Inc	33,703	2,959
WK Kellogg Co	1,678	33

		25,642
Energy — 3.6%
Antero Midstream Corp	26,635	479
Antero Resources Corp *	6,426	260
APA Corp	2,988	63
Ardmore Shipping Corp	5,335	52
Baker Hughes Co, Cl A	9,516	418
Borr Drilling Ltd	11,900	26
Cactus Inc, Cl A	298	14
ChampionX Corp	383	11
Cheniere Energy Inc	6,249	1,446

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chesapeake Energy Corp	1,168	$130
Civitas Resources Inc	179	6
Clean Energy Fuels Corp *	4,579	7
CNX Resources Corp *	1,745	55
ConocoPhillips	22,465	2,359
CONSOL Energy Inc	338	26
Coterra Energy Inc	19,841	573
Delek US Holdings Inc	2,494	38
Devon Energy Corp	10,747	402
DHT Holdings Inc	1,338	14
Diamondback Energy Inc	587	94
Dorian LPG Ltd	2,360	53
DT Midstream Inc	405	39
Energy Fuels Inc/Canada *	11,707	44
EOG Resources Inc	6,913	887
EQT Corp	8,048	430
Expro Group Holdings NV *	1,529	15
FLEX LNG Ltd	2,301	53
Golar LNG Ltd	2,645	100
Green Plains Inc *	2,069	10
Halliburton Co	5,199	132
Helix Energy Solutions Group Inc *	10,917	91
Helmerich & Payne Inc	4,134	108
Hess Corp	6,554	1,047
HF Sinclair Corp	1,944	64
Innovex International Inc *	1,072	19
International Seaways Inc	329	11
Kinder Morgan Inc	50,177	1,432
Kinetik Holdings Inc, Cl A	2,668	139
Kosmos Energy Ltd *	27,771	63
Magnolia Oil & Gas Corp, Cl A	1,806	46
Murphy Oil Corp	449	13
Nabors Industries Ltd *	367	15
New Fortress Energy Inc, Cl A	2,307	19
NextDecade Corp *	10,122	79
Noble Corp PLC	1,325	31
Nordic American Tankers Ltd	3,610	9
NOV Inc	482	7
Occidental Petroleum Corp	1,677	83
ONEOK Inc	10,887	1,080
Ovintiv Inc	2,011	86
Patterson-UTI Energy Inc	4,952	41
PBF Energy Inc, Cl A	316	6
Peabody Energy Corp	612	8
Range Resources Corp	2,839	113
RPC Inc	1,226	7
Sable Offshore Corp *	4,472	113
Schlumberger NV	28,512	1,192
Scorpio Tankers Inc	270	10
SM Energy Co	840	25
Talos Energy Inc *	10,408	101
Targa Resources Corp	667	134
Teekay Corp *	15,129	99

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teekay Tankers Ltd, Cl A	1,755	$67
Texas Pacific Land Corp	531	704
Transocean Ltd *	20,466	65
Uranium Energy Corp *	15,244	73
Valaris Ltd *	739	29
Viper Energy Inc, Cl A	2,065	93
Vital Energy Inc *	2,462	52
Vitesse Energy Inc	272	7
Weatherford International PLC	1,190	64
Williams Cos Inc/The	29,747	1,778
World Kinect Corp	4,395	125

		17,584
Financials — 14.8%
Affiliated Managers Group Inc	910	153
Affirm Holdings Inc, Cl A *	2,309	104
Aflac Inc	1,015	113
AGNC Investment Corp ‡	2,838	27
Allstate Corp/The	3,458	716
Ally Financial Inc	1,575	57
Amalgamated Financial Corp	2,110	61
American Express Co	7,744	2,084
American Financial Group Inc/OH	89	12
American International Group Inc	1,586	138
Ameriprise Financial Inc	1,250	605
AMERISAFE Inc	743	39
Annaly Capital Management Inc ‡	655	13
Aon PLC, Cl A	3,101	1,238
Apollo Commercial Real Estate Finance Inc ‡	2,686	26
Apollo Global Management Inc	1,936	265
Arch Capital Group Ltd *	1,254	121
Ares Management Corp, Cl A	632	93
Arthur J Gallagher & Co	839	290
Artisan Partners Asset Management Inc, Cl A	1,589	62
Associated Banc-Corp	4,274	96
Assurant Inc	87	18
Assured Guaranty Ltd	994	88
Atlantic Union Bankshares Corp	1,302	41
Axis Capital Holdings Ltd	825	83
Axos Financial Inc *	310	20
Banc of California Inc	843	12
Bank of America Corp	48,182	2,011
Bank of Hawaii Corp	1,051	72
Bank of Marin Bancorp	1,079	24
Bank of New York Mellon Corp/The	12,656	1,061
Bank of NT Butterfield & Son Ltd/The	1,324	52
Bank OZK	366	16
BankUnited Inc	346	12
Banner Corp	851	54
Berkshire Hathaway Inc, Cl B *	15,325	8,162
Berkshire Hills Bancorp Inc	1,501	39
BlackRock Funding Inc/DE *	859	813

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Blackstone Inc	6,935	$969
Block Inc, Cl A *	1,553	84
BOK Financial Corp	568	59
Bread Financial Holdings Inc	1,335	67
Brighthouse Financial Inc *	268	16
Brown & Brown Inc	290	36
Cadence Bank	1,525	46
Capital One Financial Corp	1,045	187
Capitol Federal Financial Inc	3,529	20
Carlyle Group Inc/The	923	40
Cass Information Systems Inc	865	37
Cathay General Bancorp	1,291	56
Cboe Global Markets Inc	99	22
Central Pacific Financial Corp	1,651	45
Charles Schwab Corp/The	16,432	1,286
Chimera Investment Corp ‡	800	10
Chubb Ltd	2,108	637
Cincinnati Financial Corp	891	132
Citigroup Inc	10,501	745
Citizens Financial Group Inc	2,230	91
City Holding Co	607	71
CME Group Inc, Cl A	3,763	998
CNA Financial Corp	253	13
Cohen & Steers Inc	764	61
Coinbase Global Inc, Cl A *	359	62
Columbia Banking System Inc	1,640	41
Comerica Inc	1,232	73
Commerce Bancshares Inc/MO	1,898	118
Community Financial System Inc	710	40
ConnectOne Bancorp Inc	1,891	46
Corpay Inc *	277	97
Credit Acceptance Corp *	177	91
Cullen/Frost Bankers Inc	121	15
Dime Community Bancshares Inc	1,467	41
Discover Financial Services	639	109
Eagle Bancorp Inc	1,035	22
East West Bancorp Inc	1,036	93
Ellington Financial Inc ‡	2,748	36
Enterprise Financial Services Corp	1,063	57
Equitable Holdings Inc	432	22
Essent Group Ltd	970	56
Euronet Worldwide Inc *	74	8
Evercore Inc, Cl A	352	70
Everest Group Ltd	179	65
EVERTEC Inc	1,569	58
F&G Annuities & Life Inc	2,571	93
FactSet Research Systems Inc	306	139
FB Financial Corp	1,250	58
Federal Agricultural Mortgage Corp, Cl C	119	22
Fidelity National Financial Inc	1,063	69
Fidelity National Information Services Inc	1,329	99
Fifth Third Bancorp	4,599	180
First American Financial Corp	814	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First BanCorp/Puerto Rico	821	$16
First Busey Corp	1,790	39
First Commonwealth Financial Corp	3,365	52
First Financial Bancorp	1,921	48
First Financial Bankshares Inc	1,378	49
First Hawaiian Inc	3,126	76
First Horizon Corp	5,109	99
First Interstate BancSystem Inc, Cl A	1,171	34
First Merchants Corp	1,182	48
FirstCash Holdings Inc	612	74
Fiserv Inc *	3,063	676
Flywire Corp *	9,159	87
FNB Corp/PA	3,907	53
Franklin Resources Inc	6,856	132
Genworth Financial Inc, Cl A *	10,439	74
German American Bancorp Inc	1,414	53
Global Payments Inc	842	82
Globe Life Inc	108	14
Goldman Sachs Group Inc/The	3,800	2,076
Goosehead Insurance Inc, Cl A *	215	25
HA Sustainable Infrastructure Capital Inc	3,153	92
Hancock Whitney Corp	1,142	60
Hanover Insurance Group Inc/The	124	22
HarborOne Bancorp Inc	861	9
Hartford Financial Services Group Inc/The	1,006	124
Heritage Financial Corp/WA	1,744	42
Home BancShares Inc/AR	2,523	71
HomeStreet Inc *	309	4
Hope Bancorp Inc	3,233	34
Horace Mann Educators Corp	1,125	48
Houlihan Lokey Inc, Cl A	192	31
Huntington Bancshares Inc/OH	9,540	143
Independent Bank Corp	580	36
Interactive Brokers Group Inc, Cl A	492	81
Intercontinental Exchange Inc	2,416	417
Invesco Ltd	18,276	277
Invesco Mortgage Capital Inc ‡	323	3
Jack Henry & Associates Inc	636	116
Jackson Financial Inc, Cl A	1,486	124
Janus Henderson Group PLC	1,207	44
Jefferies Financial Group Inc	1,433	77
JPMorgan Chase & Co	23,144	5,677
KeyCorp	6,129	98
Kinsale Capital Group Inc	73	36
KKR & Co Inc	3,222	372
Lazard Inc, Cl A	2,316	100
Lemonade Inc *	1,665	52
LendingTree Inc *	175	9
Lincoln National Corp	3,621	130
Loews Corp	222	20
LPL Financial Holdings Inc	1,036	339
M&T Bank Corp	512	92
MarketAxess Holdings Inc	144	31

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marsh & McLennan Cos Inc	2,482	$606
Mastercard Inc, Cl A	9,363	5,132
Mercury General Corp	233	13
MetLife Inc	6,576	528
MFA Financial Inc ‡	1,584	16
MGIC Investment Corp	3,455	86
Moelis & Co, Cl A	461	27
Moody's Corp	3,008	1,401
Morgan Stanley	10,383	1,211
Morningstar Inc	67	20
Mr Cooper Group Inc *	335	40
MSCI Inc, Cl A	635	359
Nasdaq Inc	7,134	541
NBT Bancorp Inc	1,213	52
NCR Atleos Corp *	167	4
Nelnet Inc, Cl A	145	16
New York Community Bancorp Inc	317	4
New York Mortgage Trust Inc ‡	1,944	13
NMI Holdings Inc, Cl A *	1,470	53
Northern Trust Corp	3,231	319
Northfield Bancorp Inc	2,868	31
OFG Bancorp	2,119	85
Old National Bancorp/IN	5,093	108
OneMain Holdings Inc, Cl A	258	13
Orchid Island Capital Inc, Cl A ‡	3,472	26
Pacific Premier Bancorp Inc	3,188	68
Palomar Holdings Inc, Cl A *	145	20
Pathward Financial Inc	266	19
PayPal Holdings Inc *	14,346	936
PennyMac Mortgage Investment Trust ‡	8,462	124
Pinnacle Financial Partners Inc	906	96
PNC Financial Services Group Inc/The	1,163	204
Popular Inc	1,004	93
PRA Group Inc *	1,320	27
Primerica Inc	323	92
Principal Financial Group Inc	662	56
ProAssurance Corp *	1,351	32
PROG Holdings Inc	832	22
Progressive Corp/The	7,459	2,111
Prosperity Bancshares Inc	1,192	85
Provident Financial Services Inc	4,392	75
Prudential Financial Inc	974	109
Radian Group Inc	1,924	64
Raymond James Financial Inc	615	85
Redwood Trust Inc ‡	2,992	18
Regions Financial Corp	49,142	1,068
Reinsurance Group of America Inc, Cl A	578	114
RenaissanceRe Holdings Ltd	69	17
Renasant Corp	1,366	46
Repay Holdings Corp, Cl A *	7,436	41
Rithm Capital Corp ‡	1,403	16
RLI Corp	1,090	88
Robinhood Markets Inc, Cl A *	4,901	204

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Root Inc/OH, Cl A *	806	$108
S&P Global Inc	4,926	2,503
Sandy Spring Bancorp Inc	1,350	38
Seacoast Banking Corp of Florida	1,616	42
ServisFirst Bancshares Inc	187	15
SLM Corp	3,705	109
SouthState Corp	724	67
Starwood Property Trust Inc ‡	2,000	40
State Street Corp	9,337	836
StepStone Group Inc, Cl A	1,643	86
Stifel Financial Corp	245	23
Synchrony Financial	4,720	250
Synovus Financial Corp	1,267	59
T Rowe Price Group Inc	2,711	249
Texas Capital Bancshares Inc *	822	61
TFS Financial Corp	573	7
TPG RE Finance Trust Inc ‡	2,439	20
Tradeweb Markets Inc, Cl A	805	120
Travelers Cos Inc/The	4,033	1,067
TriCo Bancshares	1,219	49
Triumph Financial Inc *	822	48
Truist Financial Corp	2,395	99
Trustmark Corp	1,410	49
Two Harbors Investment Corp ‡	1,597	21
UMB Financial Corp	1,267	128
Univest Financial Corp	1,820	52
Unum Group	1,638	133
Upstart Holdings Inc *	1,290	59
US Bancorp	3,576	151
Valley National Bancorp	4,269	38
Veritex Holdings Inc	348	9
Virtu Financial Inc, Cl A	3,026	115
Visa Inc, Cl A	17,359	6,084
Voya Financial Inc	1,543	105
W R Berkley Corp	370	26
Walker & Dunlop Inc	749	64
Washington Trust Bancorp Inc	924	29
Webster Financial Corp	2,008	104
Wells Fargo & Co	23,102	1,658
Westamerica BanCorp	731	37
Western Alliance Bancorp	1,154	89
Western Union Co/The	425	4
WEX Inc *	55	9
Willis Towers Watson PLC	907	307
Wintrust Financial Corp	708	80
XP Inc, Cl A *	3,989	55
Zions Bancorp NA	1,771	88

		71,194
Health Care — 11.7%
Abbott Laboratories	11,993	1,591
AbbVie Inc	19,289	4,041
Acadia Healthcare Co Inc *	220	7
Accolade Inc *	956	7

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AdaptHealth Corp, Cl A *	2,632	$29
Adaptive Biotechnologies Corp *	1,704	13
Addus HomeCare Corp *	495	49
Agilent Technologies Inc	765	90
Agios Pharmaceuticals Inc *	1,062	31
Akero Therapeutics Inc *	913	37
Align Technology Inc *	311	49
Alkermes PLC *	2,433	80
Allogene Therapeutics Inc *	1,838	3
Alnylam Pharmaceuticals Inc *	562	152
Amedisys Inc *	56	5
Amgen Inc	5,307	1,653
Amicus Therapeutics Inc *	5,193	42
AMN Healthcare Services Inc *	832	20
AnaptysBio Inc *	1,908	35
Anika Therapeutics Inc *	920	14
Apellis Pharmaceuticals Inc *	1,789	39
Arcturus Therapeutics Holdings Inc *	483	5
Arrowhead Pharmaceuticals Inc *	251	3
Arvinas Inc *	1,298	9
Astrana Health Inc *	344	11
AtriCure Inc *	1,029	33
Avanos Medical Inc *	301	4
Avantor Inc *	1,656	27
Avidity Biosciences Inc *	2,388	71
Azenta Inc *	207	7
Baxter International Inc	10,902	373
Becton Dickinson & Co	542	124
BioCryst Pharmaceuticals Inc *	1,030	8
Biogen Inc *	681	93
Biohaven Ltd *	45	1
BioLife Solutions Inc *	2,163	49
BioMarin Pharmaceutical Inc *	1,042	74
Bio-Rad Laboratories Inc, Cl A *	32	8
Bio-Techne Corp	212	12
Boston Scientific Corp *	16,399	1,654
Bridgebio Pharma Inc *	241	8
Bristol-Myers Squibb Co	12,713	775
Brookdale Senior Living Inc *	7,397	46
Cardinal Health Inc	1,413	195
CareDx Inc *	4,535	81
Cassava Sciences Inc *	614	1
Castle Biosciences Inc *	730	15
Catalyst Pharmaceuticals Inc *	4,583	111
Cencora Inc, Cl A	589	164
Centene Corp *	4,805	292
Charles River Laboratories International Inc *	77	12
Cigna Group/The	4,207	1,384
Collegium Pharmaceutical Inc *	2,915	87
Cooper Cos Inc/The	944	80
Corcept Therapeutics Inc *	1,695	194
CorVel Corp *	375	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CryoPort Inc *	871	$5
CVS Health Corp	4,210	285
Cytokinetics Inc *	1,159	47
Danaher Corp	9,805	2,010
DaVita Inc *	160	24
Denali Therapeutics Inc *	2,631	36
DENTSPLY SIRONA Inc	3,113	47
Dexcom Inc *	3,388	231
Edwards Lifesciences Corp *	8,484	615
Elanco Animal Health Inc *	398	4
Elevance Health Inc	4,568	1,987
Eli Lilly & Co	8,396	6,934
Embecta Corp	887	11
Enanta Pharmaceuticals Inc *	785	4
Encompass Health Corp	164	17
Enhabit Inc *	82	1
Enovis Corp *	485	19
Envista Holdings Corp *	317	5
Exact Sciences Corp *	930	40
Exelixis Inc *	4,344	160
Fortrea Holdings Inc *	515	4
Fulgent Genetics Inc *	853	14
GE HealthCare Technologies Inc	153	12
Gilead Sciences Inc	14,228	1,594
Glaukos Corp *	167	16
Globus Medical Inc, Cl A *	179	13
GRAIL Inc *	352	9
Haemonetics Corp *	195	12
Halozyme Therapeutics Inc *	2,641	169
HCA Healthcare Inc	339	117
Health Catalyst Inc *	1,594	7
HealthEquity Inc *	673	59
Henry Schein Inc *	1,546	106
Hologic Inc *	927	57
Humana Inc	242	64
Ideaya Biosciences Inc *	4,068	67
IDEXX Laboratories Inc *	707	297
Illumina Inc *	2,114	168
Incyte Corp *	1,063	64
Innoviva Inc *	3,557	65
Inogen Inc *	706	5
Insmed Inc *	1,356	103
Insulet Corp *	65	17
Integer Holdings Corp *	625	74
Integra LifeSciences Holdings Corp *	188	4
Intellia Therapeutics Inc *	1,231	9
Intuitive Surgical Inc *	4,209	2,085
Ionis Pharmaceuticals Inc *	782	24
Iovance Biotherapeutics Inc *	1,433	5
IQVIA Holdings Inc *	491	87
iRhythm Technologies Inc *	210	22
Ironwood Pharmaceuticals Inc, Cl A *	3,844	6
iTeos Therapeutics Inc *	5,921	35

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Jazz Pharmaceuticals PLC *	616	$76
Johnson & Johnson	28,201	4,677
Kiniksa Pharmaceuticals International Plc, Cl A *	801	18
Kodiak Sciences Inc *	1,218	3
Krystal Biotech Inc *	529	95
Kura Oncology Inc *	3,438	23
Labcorp Holdings Inc	515	120
Lantheus Holdings Inc *	997	97
Ligand Pharmaceuticals Inc *	462	49
LivaNova PLC *	657	26
MacroGenics Inc *	1,782	2
McKesson Corp	466	314
Medtronic PLC	15,259	1,371
MeiraGTx Holdings plc *	4,240	29
Merck & Co Inc	31,776	2,852
Mettler-Toledo International Inc *	404	477
Moderna Inc *	3,544	100
Myriad Genetics Inc *	1,860	17
National Research Corp	779	10
Neogen Corp *	300	3
Neurocrine Biosciences Inc *	717	79
Nevro Corp *	83	1
Novavax Inc *	816	5
Novocure Ltd *	905	16
OmniAb Inc, Cl W *	2,263	5
Omnicell Inc *	466	16
Option Care Health Inc *	648	23
OraSure Technologies Inc *	6,042	20
Organon & Co	649	10
Pediatrix Medical Group Inc *	417	6
Pennant Group Inc/The *	1,609	40
Penumbra Inc *	72	19
Perrigo Co PLC	211	6
Pfizer Inc	67,874	1,720
Phreesia Inc *	361	9
Premier Inc, Cl A	2,266	44
Protagonist Therapeutics Inc *	1,083	52
Prothena Corp PLC *	5,314	66
PTC Therapeutics Inc *	1,021	52
QIAGEN NV *	2,204	89
Quest Diagnostics Inc	556	94
Recursion Pharmaceuticals Inc, Cl A *	19,169	101
Regeneron Pharmaceuticals Inc *	1,105	701
REGENXBIO Inc *	456	3
Relay Therapeutics Inc *	11,508	30
Repligen Corp *	553	70
ResMed Inc	459	103
Revvity Inc	120	13
Rocket Pharmaceuticals Inc *	932	6
Sage Therapeutics Inc *	516	4
Sarepta Therapeutics Inc *	87	6
Simulations Plus Inc	1,477	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Solventum Corp *	1,703	$130
STAAR Surgical Co *	2,233	39
STERIS PLC	501	114
Stryker Corp	2,003	746
Supernus Pharmaceuticals Inc *	2,174	71
Surmodics Inc *	1,169	36
Tactile Systems Technology Inc *	728	10
Tandem Diabetes Care Inc *	144	3
Teleflex Inc	486	67
Theravance Biopharma Inc *	2,200	20
Thermo Fisher Scientific Inc	4,147	2,064
Tourmaline Bio Inc *	5,108	78
Travere Therapeutics Inc *	3,434	62
Twist Bioscience Corp *	606	24
Ultragenyx Pharmaceutical Inc *	1,143	41
United Therapeutics Corp *	559	172
UnitedHealth Group Inc	7,229	3,786
Universal Health Services Inc, Cl B	80	15
US Physical Therapy Inc	428	31
Utah Medical Products Inc	515	29
Varex Imaging Corp *	1,631	19
Vaxcyte Inc *	1,042	39
Veeva Systems Inc, Cl A *	1,157	268
Vericel Corp *	1,218	54
Vertex Pharmaceuticals Inc *	3,305	1,602
Viatris Inc, Cl W	1,277	11
Viking Therapeutics Inc *	1,343	32
Waters Corp *	257	95
West Pharmaceutical Services Inc	250	56
Xencor Inc *	1,686	18
Y-mAbs Therapeutics Inc *	3,117	14
Zentalis Pharmaceuticals Inc *	497	1
Zimmer Biomet Holdings Inc	1,054	119
Zimvie Inc *	350	4
Zoetis Inc, Cl A	6,022	992

		56,578
Industrials — 9.1%
3M Co	1,658	243
A O Smith Corp	1,708	112
AAON Inc	288	22
ABM Industries Inc	3,427	162
ACCO Brands Corp	5,214	22
Acuity Brands Inc	84	22
AerSale Corp *	15,680	117
AGCO Corp	149	14
Air Lease Corp, Cl A	1,053	51
Alamo Group Inc	86	15
Alaska Air Group Inc *	4,763	234
Albany International Corp, Cl A	1,310	90
Allegion plc	855	112
Allison Transmission Holdings Inc	1,098	105
American Airlines Group Inc *	405	4
American Woodmark Corp *	461	27

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AMETEK Inc	794	$137
Apogee Enterprises Inc	1,229	57
Applied Industrial Technologies Inc	492	111
ArcBest Corp	336	24
Archer Aviation Inc, Cl A *	12,727	90
Arcosa Inc	1,128	87
Argan Inc	704	92
Armstrong World Industries Inc	161	23
Array Technologies Inc *	7,510	37
Astec Industries Inc	204	7
Astronics Corp *	5,455	132
Atkore Inc	453	27
Automatic Data Processing Inc	7,493	2,289
Avis Budget Group Inc *	445	34
Axon Enterprise Inc *	1,902	1,000
AZEK Co Inc/The, Cl A *	2,067	101
AZZ Inc	1,071	90
Bloom Energy Corp, Cl A *	4,597	90
Brink's Co/The	540	47
Broadridge Financial Solutions Inc	720	175
Byrna Technologies Inc *	4,312	73
Cadre Holdings Inc	2,729	81
Carlisle Cos Inc	311	106
Carrier Global Corp	6,184	392
CBIZ Inc *	1,206	91
CECO Environmental Corp *	3,469	79
CH Robinson Worldwide Inc	148	15
Chart Industries Inc *	576	83
Cimpress PLC *	398	18
Cintas Corp	6,809	1,399
Clarivate PLC *	11,944	47
Clean Harbors Inc *	137	27
CNH Industrial NV	7,547	93
Comfort Systems USA Inc	255	82
Concentrix Corp	387	22
Construction Partners Inc, Cl A *	391	28
Copart Inc *	5,136	291
Core & Main Inc, Cl A *	1,715	83
Crane Co	135	21
CSG Systems International Inc	965	58
CSW Industrials Inc	116	34
CSX Corp	29,082	856
Cummins Inc	3,179	996
Custom Truck One Source Inc *	15,463	65
Dayforce Inc *	792	46
Deere & Co	4,526	2,124
Delta Air Lines Inc	2,139	93
Deluxe Corp	981	15
Distribution Solutions Group Inc *	3,044	85
DNOW Inc *	4,359	74
Donaldson Co Inc	202	14
Dover Corp	383	67
Dun & Bradstreet Holdings Inc	11,893	106

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dycom Industries Inc *	704	$107
Eaton Corp PLC	6,490	1,764
EMCOR Group Inc	565	209
Emerson Electric Co	1,464	161
Energy Recovery Inc *	5,869	93
Enerpac Tool Group Corp, Cl A	2,369	106
EnerSys	664	61
Enovix Corp *	4,020	29
Enpro Inc	738	119
Enviri Corp *	7,225	48
Equifax Inc	64	16
Esab Corp	485	56
ESCO Technologies Inc	568	90
Eve Holding Inc *	20,585	68
EVERUS CONSTRUCTION GROUP *	97	4
ExlService Holdings Inc *	680	32
Expeditors International of Washington Inc	1,163	140
Exponent Inc	135	11
Fastenal Co	242	19
Federal Signal Corp	1,042	77
FedEx Corp	391	95
Ferguson Enterprises Inc	582	93
Flowserve Corp	239	12
Forrester Research Inc *	1,169	11
Fortune Brands Innovations Inc	174	11
Forward Air Corp *	144	3
Franklin Electric Co Inc	180	17
FTI Consulting Inc *	443	73
FuelCell Energy Inc *	16,464	76
Gates Industrial Corp PLC *	886	16
GE Vernova Inc *	1,028	314
Generac Holdings Inc *	203	26
General Electric Co	8,110	1,623
Genpact Ltd	5,562	280
Gibraltar Industries Inc *	164	10
Graco Inc	223	19
Granite Construction Inc	1,175	89
Great Lakes Dredge & Dock Corp *	4,289	37
Greenbrier Cos Inc/The	1,583	81
GXO Logistics Inc *	1,041	41
Healthcare Services Group Inc *	422	4
Heidrick & Struggles International Inc	2,205	94
Helios Technologies Inc	1,091	35
Herc Holdings Inc	1,012	136
Hexcel Corp	15,837	867
Hillenbrand Inc	300	7
HNI Corp	1,910	85
Howmet Aerospace Inc	8,758	1,136
Hubbell Inc, Cl B	78	26
Huron Consulting Group Inc *	1,227	176
ICF International Inc	545	46
IDEX Corp	68	12
Illinois Tool Works Inc	773	192

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingersoll Rand Inc	11,165	$894
Insperity Inc	592	53
Interface Inc, Cl A	12,208	242
Intuitive Machines Inc *	4,761	35
ITT Inc	918	119
JB Hunt Transport Services Inc	437	65
JetBlue Airways Corp *	837	4
Joby Aviation Inc *	15,834	95
John Bean Technologies Corp	439	54
Johnson Controls International plc	8,308	666
Kadant Inc	65	22
Kelly Services Inc, Cl A	2,214	29
Kennametal Inc	1,343	29
Kforce Inc	444	22
Kirby Corp *	1,032	104
Knight-Swift Transportation Holdings Inc, Cl A	1,357	59
Korn Ferry	1,193	81
Landstar System Inc	83	12
Lennox International Inc	44	25
Lincoln Electric Holdings Inc	1,027	194
Lindsay Corp	91	12
Liquidity Services Inc *	2,249	70
Loar Holdings Inc *	1,413	100
Luxfer Holdings PLC ADR	3,194	38
Lyft Inc, Cl A *	7,511	89
ManpowerGroup Inc	3,586	208
Marten Transport Ltd	592	8
Masco Corp	245	17
Masterbrand Inc *	174	2
Matson Inc	1,273	163
Maximus Inc	682	46
McGrath RentCorp	666	74
Middleby Corp/The *	103	16
MillerKnoll Inc	2,900	55
Montrose Environmental Group Inc *	4,353	62
MRC Global Inc *	3,597	41
MSC Industrial Direct Co Inc, Cl A	1,115	87
Mueller Industries Inc	1,799	137
Nordson Corp	600	121
Norfolk Southern Corp	2,628	622
NuScale Power Corp *	3,629	51
NV5 Global Inc *	808	16
nVent Electric PLC	457	24
Old Dominion Freight Line Inc	84	14
Omega Flex Inc	70	2
OPENLANE Inc *	2,303	44
Oshkosh Corp	2,762	260
Otis Worldwide Corp	2,457	254
Owens Corning	4,500	643
PACCAR Inc	1,004	98
Parker-Hannifin Corp	460	280
Paychex Inc	2,612	403

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Paycom Software Inc	194	$42
Paycor HCM Inc *	8,733	196
Paylocity Holding Corp *	417	78
Pentair PLC	245	21
Pitney Bowes Inc	11,792	107
Planet Labs PBC *	11,494	39
Plug Power Inc *	4,368	6
Powell Industries Inc	603	103
Primoris Services Corp	1,201	69
Proto Labs Inc *	91	3
Quanta Services Inc	354	90
RB Global Inc	132	13
RBC Bearings Inc *	64	21
Redwire Corp *	4,787	40
Regal Rexnord Corp	1,068	122
Republic Services Inc, Cl A	969	235
Resideo Technologies Inc *	18,071	320
Resources Connection Inc	7,466	49
Robert Half Inc	806	44
Rocket Lab USA Inc *	4,358	78
Rockwell Automation Inc	1,620	419
Rollins Inc	2,503	135
RXO Inc *	1,041	20
Ryder System Inc	637	92
Saia Inc *	96	34
Schneider National Inc, Cl B	521	12
Sensata Technologies Holding PLC	4,273	104
Shyft Group Inc/The	429	3
Simpson Manufacturing Co Inc	643	101
SiteOne Landscape Supply Inc *	361	44
Snap-on Inc	318	107
Southwest Airlines Co	322	11
Spire Global Inc *	8,837	71
Spirit AeroSystems Holdings Inc, Cl A *	22,635	780
SPX Technologies Inc *	999	129
Standex International Corp	622	100
Stanley Black & Decker Inc	1,349	104
Steelcase Inc, Cl A	2,620	29
Sterling Infrastructure Inc *	626	71
Sunrun Inc *	1,979	12
Tennant Co	639	51
Terex Corp	341	13
Tetra Tech Inc	2,820	82
Timken Co/The	204	15
Toro Co/The	1,175	85
Trane Technologies PLC	1,779	599
TransUnion	135	11
Trex Co Inc *	1,134	66
TriNet Group Inc	877	69
Trinity Industries Inc	511	14
TrueBlue Inc *	6,393	34
TTEC Holdings Inc	202	1
Uber Technologies Inc *	11,840	863

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UFP Industries Inc	196	$21
U-Haul Holding Co *	28	2
U-Haul Holding Co, Cl B	252	15
UniFirst Corp/MA	235	41
Union Pacific Corp	7,120	1,682
United Airlines Holdings Inc *	289	20
United Parcel Service Inc, Cl B	2,422	266
United Rentals Inc	1,306	818
Upwork Inc *	3,753	49
Valmont Industries Inc	76	22
Veralto Corp	1,397	136
Verisk Analytics Inc, Cl A	1,729	515
Vertiv Holdings Co, Cl A	1,255	91
Vestis Corp	130	1
Viad Corp *	2,883	102
Vicor Corp *	1,620	76
Virgin Galactic Holdings Inc *	17,542	53
VirTra Inc *	13,409	55
Wabash National Corp	3,217	36
Waste Management Inc	6,467	1,497
Watsco Inc	52	26
Watts Water Technologies Inc, Cl A	507	103
WESCO International Inc	2,518	391
Westinghouse Air Brake Technologies Corp	465	84
WillScot Holdings Corp, Cl A *	590	16
Worthington Enterprises Inc	223	11
WW Grainger Inc	1,310	1,294
Xylem Inc/NY	8,239	984
Zurn Elkay Water Solutions Corp	1,629	54

		43,898
Information Technology — 28.1%
8x8 Inc *	2,725	5
Accenture PLC, Cl A	8,189	2,555
ACI Worldwide Inc *	1,373	75
Adeia Inc	2,351	31
Adobe Inc *	4,882	1,872
ADTRAN Holdings Inc *	979	9
Advanced Energy Industries Inc	725	69
Advanced Micro Devices Inc *	17,571	1,805
Agilysys Inc *	323	23
Akamai Technologies Inc *	6,014	484
Alarm.com Holdings Inc *	1,192	66
Ambarella Inc *	160	8
Amdocs Ltd	3,632	332
Amkor Technology Inc	3,864	70
Amphenol Corp, Cl A	3,845	252
Analog Devices Inc	2,095	423
ANSYS Inc *	683	216
Appian Corp, Cl A *	1,246	36
Apple Inc	128,563	28,558
Applied Materials Inc	10,943	1,588
AppLovin Corp, Cl A *	765	203
Arista Networks Inc *	5,405	419

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arlo Technologies Inc *	7,542	$74
Arrow Electronics Inc *	1,149	119
Asana Inc, Cl A *	3,091	45
ASGN Inc *	146	9
Atlassian Corp, Cl A *	76	16
Autodesk Inc *	3,559	932
Avnet Inc	325	16
Axcelis Technologies Inc *	951	47
Badger Meter Inc	484	92
Belden Inc	155	16
Benchmark Electronics Inc	1,447	55
Bentley Systems Inc, Cl B	1,422	56
BigCommerce Holdings Inc *	3,803	22
BILL Holdings Inc *	185	9
Blackbaud Inc *	629	39
BlackLine Inc *	185	9
Box Inc, Cl A *	539	17
Broadcom Inc	42,924	7,187
Cadence Design Systems Inc *	3,902	992
CDW Corp/DE	806	129
Cerence Inc *	493	4
Ciena Corp *	1,223	74
Cirrus Logic Inc *	640	64
Cisco Systems Inc	54,232	3,347
Cloudflare Inc, Cl A *	985	111
Cognex Corp	203	6
Cognizant Technology Solutions Corp, Cl A	8,315	636
Coherent Corp *	265	17
Cohu Inc *	3,416	50
CommScope Holding Co Inc *	18,091	96
CommVault Systems Inc *	219	35
Consensus Cloud Solutions Inc *	180	4
Corning Inc	6,104	279
Crane NXT Co	135	7
Crowdstrike Holdings Inc, Cl A *	927	327
CTS Corp	301	13
Datadog Inc, Cl A *	1,589	158
Dell Technologies Inc, Cl C	968	88
DocuSign Inc, Cl A *	1,618	132
Dolby Laboratories Inc, Cl A	731	59
Domo Inc, Cl B *	297	2
Dropbox Inc, Cl A *	2,914	78
Dynatrace Inc *	465	22
E2open Parent Holdings Inc *	20,021	40
Elastic NV *	183	16
Enphase Energy Inc *	60	4
Extreme Networks Inc *	4,187	55
F5 Inc *	578	154
Fabrinet *	448	89
Fair Isaac Corp *	16	30
Fastly Inc, Cl A *	905	6
First Solar Inc *	1,385	175
Five9 Inc *	93	3

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
FormFactor Inc *	353	$10
Fortinet Inc *	5,251	505
Gartner Inc *	224	94
Gen Digital Inc	4,737	126
GLOBALFOUNDRIES Inc *	1,732	64
Globant SA *	271	32
GoDaddy Inc, Cl A *	1,102	199
Guidewire Software Inc *	894	168
Hackett Group Inc/The	3,129	91
HubSpot Inc *	322	184
Ichor Holdings Ltd *	2,906	66
Insight Enterprises Inc *	132	20
Intel Corp	45,980	1,044
InterDigital Inc	626	129
International Business Machines Corp	11,006	2,737
Intuit Inc	3,419	2,099
IPG Photonics Corp *	558	35
Itron Inc *	588	62
Jabil Inc	665	91
Juniper Networks Inc	7,826	283
Keysight Technologies Inc *	5,247	786
Kimball Electronics Inc *	2,142	35
KLA Corp	1,488	1,012
Knowles Corp *	2,314	35
Kulicke & Soffa Industries Inc	764	25
Kyndryl Holdings Inc *	2,624	82
Lam Research Corp	21,190	1,541
Lattice Semiconductor Corp *	369	19
Littelfuse Inc	60	12
Lumentum Holdings Inc *	660	41
Manhattan Associates Inc *	522	90
MARA Holdings Inc *	3,468	40
Marvell Technology Inc	7,143	440
Microchip Technology Inc	1,268	61
Micron Technology Inc	9,194	799
Microsoft Corp	68,762	25,813
MicroStrategy Inc, Cl A *	563	162
MKS Instruments Inc	103	8
MongoDB Inc, Cl A *	574	101
Monolithic Power Systems Inc	64	37
N-able Inc/US *	317	2
nCino Inc *	3,450	95
NCR Voyix Corp *	334	3
NetApp Inc	1,826	160
NETGEAR Inc *	7,406	181
NetScout Systems Inc *	2,073	44
Novanta Inc *	98	13
Nutanix Inc, Cl A *	359	25
NVIDIA Corp	216,489	23,463
Okta Inc, Cl A *	812	85
ON Semiconductor Corp *	1,757	72
Oracle Corp	17,480	2,444
OSI Systems Inc *	497	97

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PagerDuty Inc *	1,821	$33
Palantir Technologies Inc, Cl A *	12,695	1,071
Palo Alto Networks Inc *	7,672	1,309
Pegasystems Inc	150	10
Plexus Corp *	589	75
Power Integrations Inc	196	10
Procore Technologies Inc *	1,013	67
Progress Software Corp	1,206	62
PROS Holdings Inc *	818	16
PTC Inc *	677	105
Pure Storage Inc, Cl A *	685	30
Qorvo Inc *	100	7
QUALCOMM Inc	13,054	2,005
Qualys Inc *	591	74
Rambus Inc *	1,806	94
Rapid7 Inc *	393	10
RingCentral Inc, Cl A *	699	17
Riot Platforms Inc *	3,379	24
Rogers Corp *	392	26
Roper Technologies Inc	193	114
Salesforce Inc	10,934	2,934
SANDISK CORP *	808	38
Sanmina Corp *	189	14
ScanSource Inc *	1,292	44
Semtech Corp *	1,000	34
ServiceNow Inc *	2,243	1,786
Silicon Laboratories Inc *	437	49
Skyworks Solutions Inc	308	20
Snowflake Inc, Cl A *	3,330	487
SolarWinds Corp	317	6
SPS Commerce Inc *	152	20
Super Micro Computer Inc *	1,220	42
Synaptics Inc *	142	9
Synopsys Inc *	1,235	530
TD SYNNEX Corp	387	40
Teledyne Technologies Inc *	31	15
Teradata Corp *	2,108	47
Teradyne Inc	945	78
Texas Instruments Inc	5,528	993
Trimble Inc *	2,035	134
TTM Technologies Inc *	3,386	69
Tucows Inc, Cl A *	170	3
Turtle Beach Corp *	6,220	89
Twilio Inc, Cl A *	1,420	139
Tyler Technologies Inc *	177	103
Ubiquiti Inc	48	15
UiPath Inc, Cl A *	4,174	43
Unisys Corp *	689	3
Unity Software Inc *	2,638	52
Universal Display Corp	1,955	273
Varonis Systems Inc, Cl B *	327	13
Verint Systems Inc *	947	17
VeriSign Inc *	494	125

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ViaSat Inc *	693	$7
Viavi Solutions Inc *	3,355	38
Western Digital Corp *	2,423	98
Wolfspeed Inc *	248	1
Workday Inc, Cl A *	2,079	486
Workiva Inc, Cl A *	1,224	93
Xerox Holdings Corp	4,697	23
Xperi Inc *	940	7
Zebra Technologies Corp, Cl A *	438	124
Zoom Video Communications Inc, Cl A *	2,001	148
Zscaler Inc *	491	97

		135,568
Materials — 2.5%
AdvanSix Inc	1,143	26
Air Products and Chemicals Inc	505	149
Albemarle Corp	752	54
Alcoa Corp	4,188	128
Amcor PLC	4,821	47
AptarGroup Inc	1,944	288
Ardagh Metal Packaging SA	35,612	107
Ashland Inc	152	9
ATI Inc *	2,362	123
Avery Dennison Corp	88	16
Avient Corp	1,216	45
Axalta Coating Systems Ltd *	3,085	102
Balchem Corp *	107	18
Ball Corp	13,648	711
Berry Global Group Inc	1,670	116
Cabot Corp	238	20
Carpenter Technology Corp	497	90
Celanese Corp, Cl A	93	5
CF Industries Holdings Inc	1,865	146
Chemours Co/The	2,832	38
Cleveland-Cliffs Inc *	6,197	51
Coeur Mining Inc *	6,945	41
Commercial Metals Co	1,211	56
Compass Minerals International Inc *	851	8
Constellium SE, Cl A *	4,520	46
Corteva Inc	885	56
CRH PLC	1,464	129
Crown Holdings Inc	9,429	842
Dow Inc	6,392	223
DuPont de Nemours Inc	1,359	101
Eagle Materials Inc	126	28
Eastman Chemical Co	1,175	103
Ecolab Inc	1,333	338
Element Solutions Inc	3,720	84
FMC Corp	2,400	101
Freeport-McMoRan Inc	26,012	985
Graphic Packaging Holding Co	681	18
Greif Inc, Cl A	1,122	62
HB Fuller Co	158	9
Huntsman Corp	475	7

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingevity Corp *	563	$22
Innospec Inc	499	47
International Flavors & Fragrances Inc	2,307	179
International Paper Co	360	19
Knife River Corp *	96	9
Linde PLC	6,729	3,133
Louisiana-Pacific Corp	1,155	106
LyondellBasell Industries NV, Cl A	2,182	154
Martin Marietta Materials Inc	397	190
Metallus Inc *	5,421	72
Minerals Technologies Inc	182	11
Mosaic Co/The	3,590	97
Newmont Corp	17,630	851
Novagold Resources Inc *	1,266	4
Nucor Corp	864	104
O-I Glass Inc, Cl I *	9,926	114
Packaging Corp of America	101	20
PPG Industries Inc	2,274	249
Quaker Chemical Corp	55	7
Radius Recycling Inc, Cl A	1,418	41
Reliance Inc	412	119
Royal Gold Inc	512	84
Scotts Miracle-Gro Co/The	163	9
Sealed Air Corp	293	8
Sensient Technologies Corp	161	12
Sherwin-Williams Co/The	850	297
Smurfit WestRock PLC	336	15
Sonoco Products Co	185	9
Southern Copper Corp	278	26
Steel Dynamics Inc	2,156	270
Stepan Co	138	7
Sylvamo Corp	32	2
TriMas Corp	1,583	37
Tronox Holdings PLC	4,385	31
United States Lime & Minerals Inc	490	43
United States Steel Corp	3,709	157
Vulcan Materials Co	407	95
Warrior Met Coal Inc	969	46
Westlake Corp	137	14
Worthington Steel Inc	223	6

		12,242
Real Estate — 2.5%
Acadia Realty Trust ‡	1,946	41
Agree Realty Corp ‡	736	57
Alexander & Baldwin Inc ‡	2,342	40
Alexandria Real Estate Equities Inc ‡	846	78
American Homes 4 Rent, Cl A ‡	375	14
American Tower Corp, Cl A ‡	1,936	421
Anywhere Real Estate Inc *	4,621	15
Apartment Investment and Management Co, Cl A *‡	1,711	15
Apple Hospitality REIT Inc ‡	718	9
AvalonBay Communities Inc ‡	3,261	700

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brandywine Realty Trust ‡	14,492	$65
Brixmor Property Group Inc ‡	4,703	125
BXP Inc ‡	1,468	99
Camden Property Trust ‡	125	15
CareTrust REIT Inc ‡	2,438	70
CBRE Group Inc, Cl A *	11,081	1,449
Community Healthcare Trust Inc ‡	1,136	21
COPT Defense Properties ‡	3,986	109
CoStar Group Inc *	1,627	129
Cousins Properties Inc ‡	289	9
Crown Castle Inc ‡	4,174	435
CubeSmart ‡	377	16
Curbline Properties Corp *‡	1,866	45
Cushman & Wakefield PLC *	2,593	27
DiamondRock Hospitality Co ‡	4,575	35
Digital Realty Trust Inc ‡	640	92
Douglas Emmett Inc ‡	448	7
EastGroup Properties Inc ‡	306	54
Elme Communities ‡	1,705	30
Empire State Realty Trust Inc, Cl A ‡	5,592	44
EPR Properties ‡	735	39
Equinix Inc ‡	343	280
Equity LifeStyle Properties Inc ‡	167	11
Equity Residential ‡	3,485	249
Essential Properties Realty Trust Inc ‡	2,028	66
Essex Property Trust Inc ‡	454	139
Extra Space Storage Inc ‡	634	94
Federal Realty Investment Trust ‡	114	11
First Industrial Realty Trust Inc ‡	263	14
Four Corners Property Trust Inc ‡	1,848	53
Gaming and Leisure Properties Inc ‡	283	14
Healthcare Realty Trust Inc, Cl A ‡	392	7
Healthpeak Properties Inc ‡	5,007	101
Highwoods Properties Inc ‡	247	7
Host Hotels & Resorts Inc ‡	5,040	72
Howard Hughes Holdings Inc *	795	59
Hudson Pacific Properties Inc ‡	2,475	7
Innovative Industrial Properties Inc, Cl A ‡	59	3
Invitation Homes Inc ‡	1,509	53
Iron Mountain Inc ‡	1,014	87
JBG SMITH Properties ‡	2,065	33
Jones Lang LaSalle Inc *	1,270	315
Kilroy Realty Corp ‡	2,593	85
Kimco Realty Corp ‡	7,790	165
Kite Realty Group Trust ‡	3,286	74
Lamar Advertising Co, Cl A ‡	1,059	121
LTC Properties Inc ‡	1,142	41
LXP Industrial Trust ‡	966	8
Macerich Co/The ‡	5,508	95
Marcus & Millichap Inc	1,380	48
Medical Properties Trust Inc ‡	2,513	15
Mid-America Apartment Communities Inc ‡	318	53
Millrose Properties *	61	2

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NET Lease Office Properties *‡	10	$—
Newmark Group Inc, Cl A	3,753	46
Omega Healthcare Investors Inc ‡	1,229	47
Orion Office REIT Inc ‡	124	—
Outfront Media Inc ‡	1,942	31
Paramount Group Inc ‡	5,922	25
Park Hotels & Resorts Inc ‡	1,996	21
Pebblebrook Hotel Trust ‡	1,899	19
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	17
PotlatchDeltic Corp ‡	231	10
Prologis Inc ‡	13,727	1,535
Public Storage ‡	384	115
Rayonier Inc ‡	1,664	46
RE/MAX Holdings Inc, Cl A *	1,292	11
Realty Income Corp ‡	2,112	123
Redfin Corp *	458	4
Regency Centers Corp ‡	16,852	1,243
Rexford Industrial Realty Inc ‡	241	9
RLJ Lodging Trust ‡	2,849	23
RMR Group Inc/The, Cl A	1,095	18
Ryman Hospitality Properties Inc ‡	577	53
Safehold Inc ‡	968	18
SBA Communications Corp, Cl A ‡	684	151
Seaport Entertainment Group Inc *	88	2
Service Properties Trust ‡	483	1
Simon Property Group Inc ‡	698	116
SITE Centers Corp ‡	933	12
SL Green Realty Corp ‡	2,468	142
St Joe Co/The	460	22
STAG Industrial Inc ‡	359	13
Star Holdings *‡	480	4
Summit Hotel Properties Inc ‡	4,173	23
Sun Communities Inc ‡	272	35
Tanger Inc ‡	647	22
UDR Inc ‡	250	11
Uniti Group Inc ‡	1,247	6
Urban Edge Properties ‡	2,679	51
Ventas Inc ‡	2,183	150
VICI Properties Inc, Cl A ‡	3,317	108
Vornado Realty Trust *‡	2,903	107
Welltower Inc ‡	2,514	385
Weyerhaeuser Co ‡	17,005	498
WP Carey Inc ‡	149	9
Xenia Hotels & Resorts Inc ‡	2,347	28
Zillow Group Inc, Cl C *	1,112	76

		12,073
Utilities — 2.2%
AES Corp/The	5,282	66
ALLETE Inc	620	41
Alliant Energy Corp	213	14
Ameren Corp	141	14
American Electric Power Co Inc	5,930	648
American States Water Co	580	46

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Water Works Co Inc	2,717	$401
Atmos Energy Corp	461	71
BROOKFIELD INFRASTRUCTURE-A *	1,827	66
California Water Service Group	1,995	97
CenterPoint Energy Inc	434	16
Clearway Energy Inc, Cl C	456	14
CMS Energy Corp	17,408	1,307
Consolidated Edison Inc	1,130	125
Constellation Energy Corp	1,066	215
Dominion Energy Inc	2,121	119
DTE Energy Co	876	121
Duke Energy Corp	11,833	1,443
Edison International	3,288	194
Entergy Corp	4,552	389
Essential Utilities Inc	331	13
Evergy Inc	180	12
Eversource Energy	10,983	682
Exelon Corp	11,090	511
FirstEnergy Corp	1,531	62
Hawaiian Electric Industries Inc *	249	3
IDACORP Inc, Cl Rights	108	13
MDU Resources Group Inc	386	6
MGE Energy Inc	631	59
National Fuel Gas Co	223	18
New Jersey Resources Corp	1,111	54
NextEra Energy Inc	26,367	1,869
NiSource Inc	419	17
Northwest Natural Holding Co	699	30
NRG Energy Inc	323	31
OGE Energy Corp	261	12
Ormat Technologies Inc	644	46
PG&E Corp	692	12
Pinnacle West Capital Corp	1,420	135
Portland General Electric Co	894	40
PPL Corp	2,577	93
Public Service Enterprise Group Inc	210	17
Sempra	1,258	90
SJW Group	716	39
Southern Co/The	4,540	417
TXNM Energy Inc	975	52
UGI Corp	253	8
Vistra Corp	3,895	457
WEC Energy Group Inc	1,179	128
Xcel Energy Inc	1,637	116

		10,449
Total Common Stock
(Cost $203,499) ($ Thousands)		476,219

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡	332	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	3,697,508	3,698
Total Cash Equivalent
(Cost $3,698) ($ Thousands)		3,698
Total Investments in Securities — 99.5%
(Cost $207,197) ($ Thousands)		$479,917

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	6	Jun-2025	$626	$608	$(18)
S&P 500 Index E-MINI	12	Jun-2025	3,439	3,392	(47)
			$4,065	$4,000	$(65)

Percentages are based on Net Assets of $482,310 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,631	$39,245	$(39,178)	$—	$—	$3,698	$153	$—

Amounts designated as "—" are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 43.1%
Agency Mortgage-Backed Obligations — 36.3%
FHLMC
6.901%, US0012M + 1.598%, 06/01/2047(A)	$211	$218
6.867%, US0012M + 1.625%, 10/01/2046(A)	336	346
6.500%, 12/01/2035	225	232
6.000%, 03/01/2035	420	438
5.500%, 12/01/2036 to 05/01/2054	2,516	2,538
5.000%, 11/01/2035 to 05/01/2054	1,762	1,750
4.500%, 06/01/2038 to 11/01/2052	2,689	2,621
4.000%, 07/01/2037 to 02/01/2053	4,187	3,946
3.500%, 11/01/2042 to 06/01/2052	1,649	1,515
3.000%, 11/01/2043 to 06/01/2052	3,896	3,439
2.500%, 08/01/2030 to 04/01/2052	9,870	8,424
2.000%, 10/01/2040 to 04/01/2052	4,592	3,711
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.508%, 02/25/2035(A)	2,273	230
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.952%, 09/25/2030(A)	13,546	571
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.733%, 09/25/2027(A)	7,777	119
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.532%, 10/25/2031(A)	6,486	181
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.840%, SOFR30A + 1.500%, 10/25/2041(A)(B)	225	225
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.640%, SOFR30A + 1.300%, 02/25/2042(A)(B)	33	33
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	137	122
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	26	23
FHLMC, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	397	91
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	272
FHLMC, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	870	111
FHLMC, Ser 2024-5473, Cl BF
5.640%, SOFR30A + 1.300%, 11/25/2054(A)	474	475
FNMA
7.000%, 11/01/2037 to 11/01/2038	11	11
6.634%, US0012M + 1.700%, 03/01/2036(A)	16	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.518%, 01/01/2036(A)	$18	$19
6.500%, 01/01/2038	18	19
5.500%, 02/01/2035 to 11/01/2053	3,367	3,386
5.000%, 11/01/2025 to 06/01/2054	5,353	5,321
4.500%, 02/01/2035 to 08/01/2058	6,411	6,212
4.000%, 06/01/2025 to 06/01/2057	6,210	5,897
3.500%, 02/01/2036 to 03/01/2057	7,723	7,138
3.000%, 07/01/2035 to 06/01/2052	8,086	7,170
2.500%, 03/01/2035 to 09/01/2061	13,110	11,213
2.000%, 07/01/2031 to 04/01/2052	6,571	5,415
FNMA TBA
5.500%, 04/15/2055	425	424
5.000%, 04/15/2055	1,950	1,909
4.500%, 04/15/2055	2,675	2,556
4.000%, 05/01/2039	4,625	4,299
3.500%, 05/15/2055	4,850	4,366
3.000%, 04/15/2055	2,550	2,207
2.500%, 04/15/2055	1,725	1,432
2.000%, 04/15/2055	7,250	5,754
FNMA, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	222	223
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	66	68
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	114	104
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	132	115
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	58	53
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	110	66
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	158
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	86	74
FNMA, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	868	109
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.365%, 02/25/2028(A)	340	330
GNMA
5.500%, 02/20/2037 to 05/20/2053	1,010	1,015
5.000%, 12/20/2038 to 08/20/2053	1,271	1,264
4.600%, 09/15/2034	714	708
4.500%, 05/20/2040 to 10/20/2054	2,595	2,513
4.000%, 01/15/2041 to 06/20/2052	1,638	1,550
3.500%, 06/20/2044 to 06/20/2052	2,408	2,214
3.000%, 09/15/2042 to 03/20/2052	526	464
2.500%, 12/20/2050 to 12/20/2051	4,745	4,033
2.000%, 02/20/2052	1,081	884
GNMA TBA
5.500%, 04/15/2055	325	325
5.000%, 04/15/2055	1,575	1,547

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.500%, 04/15/2055	$1,225	$1,173
4.000%, 04/15/2045	900	841
2.500%, 04/15/2048	600	511
GNMA, Ser 108, Cl IO, IO
0.968%, 06/16/2061(A)	3,178	233
GNMA, Ser 113, Cl IO, IO
1.163%, 02/16/2058(A)	3,989	192
GNMA, Ser 182, Cl IA, IO
0.700%, 06/16/2063	4,799	189
GNMA, Ser 2012-34, Cl SA, IO
1.616%, 03/20/2042(A)	14	1
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	37	35
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	186	153
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	170	142
GNMA, Ser 2022-9, Cl GA
2.000%, 01/20/2052	149	123

		127,805
Non-Agency Mortgage-Backed Obligations — 6.8%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
5.502%, US0001M + 0.880%, 09/15/2034(A)(B)	130	128
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	740	738
BANK 2021-BNK36, Ser BN36, Cl A5
2.470%, 09/15/2064	410	354
BANK 2022-BNK42, Ser BNK42, Cl A5
4.493%, 06/15/2055(A)	450	432
BANK5 2023-5YR3, Ser 5YR3, Cl A2
6.255%, 09/15/2056	400	415
BBCMS Mortgage Trust, Ser 5C25, Cl A3
5.946%, 03/15/2057	759	788
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	556
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	15	15
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	271	269
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.134%, US0001M + 0.700%, 09/15/2036(A)(B)	635	629
BX Commercial Mortgage Trust, Ser XL4, Cl A
5.761%, TSFR1M + 1.442%, 02/15/2039(A)(B)	807	807

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(B)	$534	$540
BX Trust, Ser VLT4, Cl B
6.260%, TSFR1M + 1.941%, 07/15/2029(A)(B)	250	248
BX Trust, Ser VLT6, Cl A
5.762%, TSFR1M + 1.443%, 03/15/2042(A)(B)	518	515
Chase Home Lending Mortgage Trust, Ser 2024-8, Cl A6A
5.500%, 08/25/2055(A)(B)	465	464
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.665%, 04/15/2042(A)(B)	450	452
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	289	286
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(B)(C)	68	63
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.990%, SOFR30A + 1.650%, 12/25/2041(A)(B)	440	441
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(A)(B)	503	500
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	126	111
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	732	609
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	81	70
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(B)	319	284
DC Commercial Mortgage Trust, Ser 2023-DC, Cl A
6.314%, 09/12/2040(B)	410	420
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	226	203
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	243	200
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	81	70
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	9	9
GS Mortgage Securities Trust, Ser GC45, Cl A5
2.911%, 02/13/2053	889	820

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	$96	$93
HILT COMMERCIAL MORTGAGE TRUST, Ser ORL, Cl A
5.860%, TSFR1M + 1.541%, 05/15/2037(A)(B)	400	400
Homes Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	458	459
JPMorgan Chase Commercial Mortgage Securities Trust, Ser NINE, Cl B
2.854%, 09/06/2038(A)(B)	510	491
JPMorgan Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	76	74
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	345	346
JPMorgan Mortgage Trust, Ser 2025-1, Cl A4A
5.500%, 06/25/2055(A)(B)	549	546
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	112	109
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	471
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	506
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	280	276
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C30, Cl A4
2.600%, 09/15/2049	399	388
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(A)(B)	515	514
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	205
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	173	167
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	173	166
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	65	62
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	77	67

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	$50	$43
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(B)(C)	290	287
NYC Trust, Ser 3ELV, Cl A
6.310%, TSFR1M + 1.991%, 08/15/2029(A)(B)	475	477
NYO Commercial Mortgage Trust, Ser 1290, Cl A
5.529%, TSFR1M + 1.209%, 11/15/2038(A)(B)	345	342
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	171	141
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	207	168
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	114	92
OBX Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	191	159
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	284	251
OBX Trust, Ser 2024-NQM1, Cl A2
5.700%, 12/25/2064(B)(C)	578	580
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(B)(C)	215	216
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	163	136
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	117	102
RCKT Mortgage Trust, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054(A)(B)	90	91
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	389	373
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	324	310
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	353	355
Sequoia Mortgage Trust, Ser 2024-6, Cl A5
6.000%, 07/27/2054(A)(B)	409	412
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	605	603
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(B)	331	305
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(B)	510	437
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.335%, US0001M + 1.900%, 05/25/2058(A)(B)	100	101

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
TRTX, Ser 2025-FL6, Cl A
5.867%, TSFR1M + 1.537%, 09/18/2042(A)(B)	$513	$512
UBS Commercial Mortgage Trust, Ser C16, Cl ASB
3.460%, 04/15/2052	229	224
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	23	23
Wells Fargo Commercial Mortgage Trust, Ser C29, Cl A4
3.637%, 06/15/2048	483	481
Wells Fargo Commercial Mortgage Trust, Ser C38, Cl A5
3.453%, 07/15/2050	180	174

		24,171
Total Mortgage-Backed Securities
(Cost $159,409) ($ Thousands)		151,976

U.S. TREASURY OBLIGATIONS — 33.7%
U.S. Treasury Bill
6.712%, 04/10/2025 (D)	320	320
U.S. Treasury Bond
4.625%, 05/15/2044	370	371
U.S. Treasury Inflation-Protected Securities
2.125%, 01/15/2035	1,867	1,912
0.125%, 01/15/2030	968	911
U.S. Treasury Notes
4.625%, 04/30/2029	145	149
4.625%, 02/15/2035	8,705	8,969
4.375%, 11/30/2028	3,184	3,233
4.250%, 11/15/2034	4,246	4,259
4.125%, 11/15/2027	3,685	3,706
4.125%, 11/30/2029	9,507	9,580
4.000%, 01/31/2029	3,041	3,049
4.000%, 07/31/2029	7,091	7,110
4.000%, 02/28/2030	3,286	3,293
4.000%, 03/31/2030	48,370	48,408
4.000%, 02/15/2034	682	673
3.875%, 03/31/2027	21,260	21,245
3.875%, 08/15/2034	1,556	1,517

Total U.S. Treasury Obligations
(Cost $118,216) ($ Thousands)		118,705

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 18.5%
Communication Services — 1.1%
AT&T
4.250%, 03/01/2027	$150	$149
2.550%, 12/01/2033	472	387
2.300%, 06/01/2027	120	115
Charter Communications Operating
5.050%, 03/30/2029	220	219
4.400%, 04/01/2033	510	460
3.750%, 02/15/2028	200	194
Discovery Communications
4.125%, 05/15/2029	200	189
T-Mobile USA
5.125%, 05/15/2032	235	236
3.750%, 04/15/2027	20	20
3.500%, 04/15/2025	150	150
3.375%, 04/15/2029	219	208
2.050%, 02/15/2028	20	18
Verizon Communications
2.550%, 03/21/2031	664	585
2.355%, 03/15/2032	546	462
Warnermedia Holdings
4.279%, 03/15/2032	500	439
4.054%, 03/15/2029	60	57

		3,888

Consumer Discretionary — 1.8%
Amazon.com
3.450%, 04/13/2029	160	156
3.300%, 04/13/2027	140	138
3.150%, 08/22/2027	470	459
1.200%, 06/03/2027	20	19
Aptiv Swiss Holdings
3.250%, 03/01/2032	639	557
Ashtead Capital
5.800%, 04/15/2034 (B)	700	704
Ferguson Finance
4.500%, 10/24/2028 (B)	459	456
3.250%, 06/02/2030 (B)	851	786
Home Depot
3.900%, 12/06/2028	10	10
2.875%, 04/15/2027	170	165
2.500%, 04/15/2027	450	435
Honda Motor
2.534%, 03/10/2027	632	610
Hyatt Hotels
5.050%, 03/30/2028	255	256
LKQ
5.750%, 06/15/2028	682	697
Mars
4.800%, 03/01/2030 (B)	395	397
McDonald's MTN
3.800%, 04/01/2028	280	275
3.700%, 01/30/2026	10	10

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 07/01/2027	$10	$10
1.450%, 09/01/2025	10	10

		6,150

Consumer Staples — 0.3%
Kenvue
5.350%, 03/22/2026	150	151
Kroger
7.700%, 06/01/2029	565	626
Mondelez International
1.500%, 05/04/2025	180	179
Walmart
1.800%, 09/22/2031	160	137

		1,093

Energy — 0.7%
Columbia Pipelines Operating
6.036%, 11/15/2033 (B)	250	258
Energy Transfer
4.950%, 06/15/2028	10	10
3.750%, 05/15/2030	220	208
2.900%, 05/15/2025	140	139
Kinder Morgan
4.300%, 06/01/2025	60	60
Occidental Petroleum
5.498%, 10/10/2036 (E)	1,346	750
Oncor Electric Delivery
4.150%, 06/01/2032	300	285
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	449
Williams
3.750%, 06/15/2027	390	383

		2,542

Financials — 7.0%
Aviation Capital Group
1.950%, 01/30/2026 (B)	567	554
Bank of America
6.204%, SOFRRATE + 1.990%, 11/10/2028 (A)	584	607
3.419%, US0003M + 1.040%, 12/20/2028 (A)	234	226
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	380	341
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	971	936
Bank of America MTN
4.250%, 10/22/2026	10	10
3.974%, US0003M + 1.210%, 02/07/2030 (A)	80	78
3.593%, US0003M + 1.370%, 07/21/2028 (A)	210	205
3.500%, 04/19/2026	130	129

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon MTN
1.600%, 04/24/2025	$40	$40
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	887	933
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	492
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	446	497
7.149%, SOFRRATE + 2.440%, 10/29/2027 (A)	189	196
5.700%, SOFRRATE + 1.905%, 02/01/2030 (A)	322	329
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	30	30
Citigroup
5.500%, 09/13/2025	330	331
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	140	140
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	776	766
4.450%, 09/29/2027	90	90
4.400%, 06/10/2025	160	160
4.300%, 11/20/2026	40	40
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	250	228
3.668%, US0003M + 1.390%, 07/24/2028 (A)	340	332
3.400%, 05/01/2026	354	350
3.200%, 10/21/2026	287	281
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	150	150
2.520%, SOFRRATE + 1.177%, 11/03/2032 (A)	110	94
Global Atlantic Finance
3.125%, 06/15/2031 (B)	1,026	905
Goldman Sachs Group
4.250%, 10/21/2025	140	140
4.223%, US0003M + 1.301%, 05/01/2029 (A)	650	640
3.615%, SOFRRATE + 1.846%, 03/15/2028 (A)	30	29
3.500%, 04/01/2025	80	80
3.500%, 11/16/2026	90	89
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	110	95
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	30	30
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	539	565

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
4.915%, SOFRRATE + 0.800%, 01/24/2029 (A)	$240	$242
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	998	992
4.452%, US0003M + 1.330%, 12/05/2029 (A)	200	198
4.203%, US0003M + 1.260%, 07/23/2029 (A)	773	763
4.005%, US0003M + 1.120%, 04/23/2029 (A)	100	98
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	110	95
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	190	170
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	130	130
KKR Group Finance VI
3.750%, 07/01/2029 (B)	1,149	1,109
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	865	891
Moody's
2.000%, 08/19/2031	1,000	851
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	230	232
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	1,261	1,261
Morgan Stanley MTN
3.772%, US0003M + 1.140%, 01/24/2029 (A)	150	147
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	475	448
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	200	181
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	400	399
New York Life Global Funding
0.950%, 06/24/2025 (B)	60	59
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	834	922
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	240	240
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	20	20
SBA Tower Trust
2.593%, 10/15/2031 (B)	996	841
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (A)	520	523
UBS Group
4.125%, 04/15/2026 (B)	634	632

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	$575	$492
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	100	103
1.450%, 05/12/2025	120	120
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (A)	60	58
Wells Fargo
3.000%, 10/23/2026	190	186
2.188%, SOFRRATE + 2.000%, 04/30/2026 (A)	130	129
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	20	20
4.540%, SOFRRATE + 1.560%, 08/15/2026 (A)	300	300
4.478%, SOFRRATE + 4.032%, 04/04/2031 (A)	220	216
4.300%, 07/22/2027	200	199
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	40	36
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	100	92
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	290	277

		24,810

Health Care — 1.7%
AbbVie
4.800%, 03/15/2027	110	111
4.800%, 03/15/2029	180	182
3.600%, 05/14/2025	10	10
3.200%, 11/21/2029	150	141
2.950%, 11/21/2026	20	20
Bristol-Myers Squibb
5.100%, 02/22/2031	50	51
4.950%, 02/20/2026	130	131
3.400%, 07/26/2029	16	15
3.200%, 06/15/2026	79	78
Cigna Group
4.375%, 10/15/2028	420	416
1.250%, 03/15/2026	302	293
CVS Health
5.050%, 03/25/2048	60	51
4.300%, 03/25/2028	164	162
3.875%, 07/20/2025	95	95
2.125%, 09/15/2031	150	125
1.875%, 02/28/2031	20	16
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	843	899
5.773%, 01/10/2033 (B)	282	282

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Elevance Health
4.100%, 05/15/2032	$80	$76
2.550%, 03/15/2031	1,023	904
Eli Lilly
4.500%, 02/09/2029	200	201
Humana
5.750%, 12/01/2028	200	206
4.500%, 04/01/2025	10	10
3.700%, 03/23/2029	160	153
2.150%, 02/03/2032	30	25
Merck
1.900%, 12/10/2028	430	395
1.450%, 06/24/2030	50	43
Pfizer
2.625%, 04/01/2030	100	91
1.700%, 05/28/2030	50	44
Stryker
4.700%, 02/10/2028	420	423
UnitedHealth Group
4.000%, 05/15/2029	200	196
3.875%, 12/15/2028	30	29
2.300%, 05/15/2031	20	18
2.000%, 05/15/2030	30	26
1.250%, 01/15/2026	20	20

		5,938

Industrials — 1.8%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,152
2.450%, 10/29/2026	190	183
Air Lease
5.300%, 02/01/2028	90	91
3.375%, 07/01/2025	100	100
Carrier Global
2.722%, 02/15/2030	625	572
CRH America Finance
5.500%, 01/09/2035	689	698
Cummins
5.150%, 02/20/2034	840	854
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	385	375
Genpact Luxembourg SARL
6.000%, 06/04/2029	469	486
John Deere Capital MTN
3.350%, 04/18/2029	934	901
Ryder System MTN
5.250%, 06/01/2028	609	619
3.350%, 09/01/2025	197	196
Waste Connections
5.000%, 03/01/2034	260	258

		6,485

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 0.6%
Apple
2.450%, 08/04/2026	$70	$68
Dell International
4.750%, 04/01/2028	255	256
Foundry JV Holdco
5.500%, 01/25/2031 (B)	335	340
Intel
2.000%, 08/12/2031	115	96
NXP BV
5.000%, 01/15/2033	916	902
Oracle
4.800%, 08/03/2028	225	227
4.650%, 05/06/2030	70	70
1.650%, 03/25/2026	130	126

		2,085

Materials — 0.4%
Amcor Flexibles North America
5.100%, 03/17/2030 (B)	425	428
Rio Tinto Finance USA
4.875%, 03/14/2030	1,055	1,066

		1,494

Real Estate — 0.7%
Alexandria Real Estate Equities
3.950%, 01/15/2028	141	139
3.450%, 04/30/2025	664	663
American Tower
4.900%, 03/15/2030	175	176
2.900%, 01/15/2030	170	156
American Tower Trust #1
5.490%, 03/15/2028 (B)	554	563
Healthpeak OP
2.125%, 12/01/2028	769	702

		2,399

Utilities — 2.4%
American Transmission Systems
2.650%, 01/15/2032 (B)	60	51
American Water Capital
2.800%, 05/01/2030	1,203	1,100
Brooklyn Union Gas
3.407%, 03/10/2026 (B)	400	394
Commonwealth Edison
3.700%, 08/15/2028	468	459
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	512	522
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	930
Duke Energy Progress
5.050%, 03/15/2035	170	169

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Exelon
5.625%, 06/15/2035	$343	$348
FirstEnergy
1.600%, 01/15/2026	30	29
Florida Power & Light
2.450%, 02/03/2032	544	470
MidAmerican Energy
3.650%, 04/15/2029	140	136
Northern States Power
7.125%, 07/01/2025	1,052	1,058
NSTAR Electric
1.950%, 08/15/2031	1,000	848
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	620	609
3.594%, 06/01/2030	575	562
Wisconsin Electric Power
4.600%, 10/01/2034	588	570

		8,255

Total Corporate Obligations
(Cost $67,069) ($ Thousands)		65,139

ASSET-BACKED SECURITIES — 9.0%
Automobile — 0.2%

Credit Acceptance Auto Loan Trust 2025-1, Ser 2025-1A, Cl C
5.710%, 07/16/2035 (B)	590	586

Mortgage Related Securities — 0.1%

ABFC 2006-OPT1 Trust, Ser 2006-OPT1, Cl A3D
4.915%, TSFR1M + 0.594%, 09/25/2036 (A)	366	361
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (B)	56	50
		411

Other Asset-Backed Securities — 8.7%

AMMC CLO 24, Ser 2024-24A, Cl AR
5.493%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	500	500
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	960	934
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)(C)	600	586
APIDOS CLO XLVIII, Ser 2024-48A, Cl A1
5.740%, TSFR3M + 1.440%, 07/25/2037 (A)(B)	284	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Applebee's Funding, Ser 2019-1A, Cl A2II
4.723%, 06/05/2049 (B)	$457	$449
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
5.383%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	425	425
Barings CLO, Ser 2019-III, Cl A1RR
5.490%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	450	450
CIFC Funding, Ser 2016-1, Cl AR3
5.293%, TSFR3M + 1.000%, 10/21/2031 (A)(B)	420	419
CIFC Funding, Ser 2024-3A, Cl A
5.893%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	1,043	1,046
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	260	262
Clover CLO, Ser 2021-3, Cl AR
5.370%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	450	449
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (B)	1,015	931
Dryden 68 CLO, Ser 2024-68A, Cl ARR
5.402%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	400	400
Elmwood CLO 22, Ser 2025-1A, Cl AR
5.484%, TSFR3M + 1.200%, 04/17/2038 (A)(B)	355	355
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	748	716
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	430	411
Flatiron CLO 26, Ser 2024-4A, Cl A
5.772%, TSFR3M + 1.330%, 01/15/2038 (A)(B)	525	526
Flatiron RR CLO 22, Ser 2025-2A, Cl AR
5.234%, TSFR3M + 0.910%, 10/15/2034 (A)(B)	693	690
Goldentree Loan Management US Clo 11, Ser 2024-11A, Cl AR
5.373%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	415	414
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (B)	358	354
LCM 37, Ser 2024-37A, Cl A1R
5.362%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	500	497
LCM 39, Ser 2024-39A, Cl A2R
5.902%, TSFR3M + 1.600%, 10/15/2034 (A)(B)	488	487
OCP CLO 2015-10, Ser 2024-10A, Cl AR3
5.634%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	880	879

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 40, Ser 2025-1A, Cl BRR
5.853%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	$470	$467
Palmer Square CLO 2022-2, Ser 2024-2A, Cl AR
5.663%, TSFR3M + 1.370%, 07/20/2037 (A)(B)	523	524
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.572%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	262	262
Planet Fitness Master Issuer, Ser 2022-1A, Cl A2I
3.251%, 12/05/2051 (B)	492	475
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (B)	382	380
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (B)	963	931
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (B)	492	478
Rockford Tower CLO 2020-1, Ser 2025-1A, Cl A1RR
5.383%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	475	474
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	92	92
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	1,518	1,458
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	823	836
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	842	852
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.443%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	400	399
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (B)	870	883
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	583	523
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	268	264
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (B)	849	820
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	73	71

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	$69	$68
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	55	52
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	256	246
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	342	324
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	291	271
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	182	170
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	232	218
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	324	300
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	623	600
United States Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	627	580
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	831	791
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	582	559
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	852	817
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	423	398
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	814	823
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	794	806
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	302	297
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (B)	594	540

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (B)	$255	$223
		30,737

Total Asset-Backed Securities
(Cost $32,309) ($ Thousands)		31,734

MUNICIPAL BONDS — 0.8%
California — 0.2%
California State, Health Facilities Financing Authority, RB
3.378%, 06/01/2028	575	560

Illinois — 0.2%
Illinois State, Housing Development Authority, Ser F, RB, GNMA/FNMA/FHLMC
4.617%, 04/01/2027	580	584

Iowa — 0.0%
Iowa State, Student Loan Liquidity, Ser A, RB
5.343%, 12/01/2034	166	164

New Hampshire — 0.3%
New Hampshire State, Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	1,090	1,073

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 0.1%
Virginia State, Housing Development Authority, Ser S, RB
4.492%, 01/01/2027	$270	$271

Total Municipal Bonds
(Cost $2,681) ($ Thousands)		2,652

SOVEREIGN DEBT — 0.3%

Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,023

Total Sovereign Debt

(Cost $1,035) ($ Thousands)		1,023

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	3,241,595	3,242
Total Cash Equivalent
(Cost $3,242) ($ Thousands)		3,242
Total Investments in Securities — 106.3%
(Cost $383,961) ($ Thousands)		$374,471

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	279	Jun-2025	$57,528	$57,801	$273

Short Contracts
U.S. 5-Year Treasury Note	(81)	Jun-2025	$(8,632)	$(8,761)	$(129)
U.S. Ultra Long Treasury Bond	(39)	Jun-2025	(4,649)	(4,768)	(119)
Ultra 10-Year U.S. Treasury Note	(34)	Jun-2025	(3,825)	(3,880)	(55)
			(17,106)	(17,409)	(303)
			$40,422	$40,392	$(30)

Percentages are based on Net Assets of $347,192 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $51,201 ($ Thousands), representing 14.5% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Zero coupon security.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,165	$404,032	$(404,955)	$—	$—	$3,242	$360	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.0%
Equity Fund — 57.7%
New Covenant Growth Fund †	3,310,375	$199,549

Total Equity Fund
(Cost $90,004) ($ Thousands)		199,549
Fixed Income Fund — 41.3%
New Covenant Income Fund †	6,772,888	142,705

Total Fixed Income Fund
(Cost $151,426) ($ Thousands)		142,705

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	3,041,581	$3,042
Total Cash Equivalent
(Cost $3,042) ($ Thousands)		3,042
Total Investments in Securities — 99.9%
(Cost $244,472) ($ Thousands)		$345,296

Percentages are based on Net Assets of $345,651 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security.

The following is a summary of the transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2025	Income	Capital Gains
New Covenant Growth Fund	$217,163	$19,412	$(43,014)	$27,687	$(21,699)	$199,549	$1,540	$—
New Covenant Income Fund	133,351	8,615	(2,390)	(353)	3,482	142,705	3,323	—
SEI Daily Income Trust, Government Fund, Institutional Class	1,375	31,626	(29,959)	—	—	3,042	98	—
Totals	$351,889	$59,653	$(75,363)	$27,334	$(18,217)	$345,296	$4,961	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.2%
Fixed Income Fund — 66.6%
New Covenant Income Fund †	2,368,740	$49,910

Total Fixed Income Fund
(Cost $53,705) ($ Thousands)		49,910
Equity Fund — 32.6%
New Covenant Growth Fund †	404,741	24,398

Total Equity Fund
(Cost $8,769) ($ Thousands)		24,398

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	412,485	$412
Total Cash Equivalent
(Cost $412) ($ Thousands)		412
Total Investments in Securities — 99.8%
(Cost $62,886) ($ Thousands)		$74,720

Percentages are based on Net Assets of $74,847 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2025	Income	Capital Gains
New Covenant Income Fund	$47,320	$1,503	$—	$—	$1,088	$49,910	$1,172	$—
New Covenant Growth Fund	27,279	2,402	(6,062)	3,361	(2,582)	24,398	192	—
SEI Daily Income Trust, Government Fund, Institutional Class	273	5,200	(5,061)	—	—	412	19	—
Totals	$74,872	$9,105	$(11,123)	$3,361	$(1,494)	$74,720	$1,383	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ABS — Asset-Backed Security
AGM — Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
IO — Interest Only - face amount represents notional amount
JSC — Joint Stock Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

New Covenant Funds